Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Borrowings
5.24 Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Borrowings of the Group at period-end include the following:

	Year ended December 31,
in € thousand	2024	2023
NON-CURRENT
Debentures and other loans	166,521	132,768
CURRENT
Debentures and other loans	20,852	44,079
TOTAL BORROWINGS	187,373	176,847

As at December 31, 2024, the carrying amount of bank borrowings and other loans was €187.4 million. Of this, €180.8 million related to the D&O Loan Agreement. Other borrowings related to financing of research and development expenses included the CIR (research and development tax credit in France) of €3.5 million (December 31, 2023: €3.6 million) and the CEPI grant in the amount of €3.0 million (December 31, 2023: €5.7 million), which relates to advance payments that are expected to be paid back in the future.
The maturity of the borrowings is as follows:

	Year ended December 31,
in € thousand	2024	2023
Between 1 and 3 years	132,489	62,378
Between 3 and 5 years	33,349	70,390
Over 5 years	683	—
NON-CURRENT BORROWINGS	166,521	132,768
Current borrowings	20,852	44,079
TOTAL BORROWINGS	187,373	176,847

The carrying amounts of the Group’s borrowings are denominated in the following currencies:

	Year ended December 31,
in € thousand	2024	2023
Borrowings denominated in EUR	3,540	3,581
Borrowings denominated in USD	183,833	173,266
TOTAL BORROWINGS	187,373	176,847
5.24.1 Other loans
As at December 31, 2024, a total of $200.0 million has been drawn under the D&O Loan Agreement. The book value of the loan amounts to $187.9 million (€180.8 million). Following amendments to the D&O Loan Agreement, in March 2024, the interest-only period on the initial $100.0 million (€93.4 million) tranche lasts until the first quarter of 2026, and this portion of the loan will mature in the first quarter of 2027. The interest-only period for the tranches drawn in 2023 amounting to $100.0 million lasts until the first quarter of 2027, and this portion of the loan will mature in the third quarter of 2028. The interest rate on all tranches remains unchanged at 9.95%, translating into an effective interest rate for the first draw of 14.17% and for the second draw of 13.47% as of December 31, 2024. Transaction costs amounting to $0.9 million ($11.2 million in December 31, 2023) have been deducted from the loan proceeds received in December 31, 2024. The net present value of the modified loan was less than 10% different from the previous net present value of the loan, therefore the modification is not treated as an extinguishment under IFRS 9.
The loan is secured by substantially all of Valneva’s assets, including its intellectual property, and is guaranteed by Valneva SE and certain of its subsidiaries. The minimum liquidity requirement is €35.0 million for 2024. The twelve-month rolling minimum revenue requirement of €115.0 million is effective for 2024. The Group does not expect these limitations to affect its ability to meet its cash obligations. As at December 31, 2024, the Group’s consolidated liquidity or net revenues did not fall below the covenant minimum values.
The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	2024	2023
BALANCE AS AT JANUARY 1	167,520	89,182
Proceeds of issue	—	91,111
Transaction costs	(944)	(11,198)
Accrued interest	22,530	12,942
Payment of interest	(18,978)	(11,022)
Exchange rate difference	10,713	(3,494)
BALANCE AS AT CLOSING DATE	180,841	167,520
Less: non-current portion	(161,420)	(127,119)
CURRENT PORTION	19,421	40,401
5.24.2 Borrowings and other loans secured
As at December 31, 2024, €184.4 million (December 31, 2023: €171.1 million) of the outstanding borrowings and other loans were guaranteed, secured, or pledged. These borrowings and other loans related to financing of research and development expenses, fixed assets and CIR (R&D tax credit in France) and have various conditions (interest rates) and terms (maturities).
5.24.3 Fair value of borrowings and other loans
The fair value of the borrowings and other loans are calculated by discounting the contractual cash flows with interest rates derived from relevant bond yields and swap rates and adjusted for any further potential risk and liquidity risks related to the nature of each loan. The relevant bond yields were determined by an internal analysis based on Moody’s RiskCalc corporate rating methodology. As at December 31, 2024, and December 31, 2023, the resulting calculations revealed no material difference between the carrying amount and the fair value.